CONVERTIBLE NOTES (Details - Debt maturities)	Jun. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2021	$ 1,635,342
2022	148,907
2023	167,792
2024	76,047
2025 and thereafter	$ 0